Property and Equipment (Disclosure of property and equipment) (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 76,255
Ending Balance	134,547	$ 76,255
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	98,123	13,368
Additions	94,827	84,755
Ending Balance	192,950	98,123
Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(21,868)	(5,180)
Depreciation	(36,535)	(16,688)
Ending Balance	(58,403)	(21,868)
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	76,255
Ending Balance	134,547	76,255
Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	98,123	13,368
Additions	94,827	84,755
Ending Balance	192,950	98,123
Equipment [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(21,868)	(5,180)
Depreciation	(36,535)	(16,688)
Ending Balance	$ (58,403)	$ (21,868)